INTEREST AND OTHER FINANCING EXPENSE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Borrowing costs [abstract]
Long-term debt	$ 867	$ 810	$ 664
Less: amounts capitalized on qualifying assets	69	82	233
Total interest and other financing expense	798	728	431
Total interest income	(59)	(97)	(48)
Net interest and other financing expense	$ 739	$ 631	$ 383